Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Upstream
Disclosure of detailed information about intangible assets [line items]
Excess of recoverable amount over carrying amount	$ 31,749	$ 93,250
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	12,480	11,868	$ 12,204
Goodwill | Upstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,765	7,958
Goodwill | Downstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,660	3,904
Goodwill | Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,865	2,779
Goodwill | Downstream | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	606	0
Goodwill | Downstream | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	913	858
Goodwill | Downstream | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	276	267
Goodwill | Other businesses and corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 55	$ 6